Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
General and administrative expenses	$ 196,574	$ 163,965	$ 719,049	$ 599,873
Leases on vehicles term	5 years		5 years
Depreciation and amortization	$ 34,119	34,118	$ 136,472	98,881
Interest expense	11,174	$ 14,332	52,100	$ 44,506
Deposited security payments	$ 75,135		$ 80,794
Minimum [Member]
Leases [Line Items]
Lease maturities	2 years		2 years
Maximum [Member]
Leases [Line Items]
Lease maturities	5 years		5 years